Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Deferred income	$ 1,114,594	$ 1,384,660